Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Maturities of lease liabilities, Operating leases
2023	$ 2,770	$ 4,403
2024	4,033	4,019
2025	1,415	1,402
2026	130	99
Total Lease Payments	8,562	9,923
Less Imputed Interest	(214)	(606)
Total	8,348	$ 9,317
Finance Leases
2023	585
2024	2,449
2025	2,635
2026	2,748
2027	1,176
Total Lease Payments	9,807
Less Imputed Interest	(1,494)
Total	$ 8,313